Financial Risks - Summary of Net Changes in the Allowance for Credit Losses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Provision for credit loss, net of reversal	¥ 7,780	¥ 837
Charge-offs	(3,112)	(2,721)
Other	2,444	1,653
Finance lease receivables [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	30,899	26,483
Provision for credit loss, net of reversal	8,663	9,716
Charge-offs	(3,310)	(3,267)
Other	(2,798)	(2,033)
Allowance for credit loss at end of year	33,455	30,899
Retail receivables [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	159,770	121,242
Provision for credit loss, net of reversal	109,602	119,561
Charge-offs	(50,485)	(80,559)
Other	(20,683)	(473)
Allowance for credit loss at end of year	198,204	159,770
Retail receivables [Member] | Expected credit loss for 12 months [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	60,078	43,918
Provision for credit loss, net of reversal	28,378	26,211
Charge-offs	0
Other	(9,053)	(10,052)
Allowance for credit loss at end of year	79,402	60,078
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	66,813	52,553
Provision for credit loss, net of reversal	34,992	35,488
Charge-offs	0
Other	(23,380)	(21,229)
Allowance for credit loss at end of year	78,426	66,813
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	32,879	24,770
Provision for credit loss, net of reversal	46,232	57,861
Charge-offs	(50,485)	(80,559)
Other	11,750	30,807
Allowance for credit loss at end of year	40,376	32,879
Wholesale receivables and other dealer loans [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	45,179	30,893
Provision for credit loss, net of reversal	5,861	23,689
Charge-offs	(209)	(105)
Other	(21,188)	(9,299)
Allowance for credit loss at end of year	29,642	45,179
Wholesale receivables and other dealer loans [Member] | Expected credit loss for 12 months [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	27,556	16,927
Provision for credit loss, net of reversal	2,293	15,815
Charge-offs	0
Other	(12,382)	(5,187)
Allowance for credit loss at end of year	17,467	27,556
Wholesale receivables and other dealer loans [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	13,634	10,423
Provision for credit loss, net of reversal	1,975	7,220
Charge-offs	0
Other	(8,368)	(4,009)
Allowance for credit loss at end of year	7,241	13,634
Wholesale receivables and other dealer loans [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of financial assets [line items]
Allowance for credit loss at beginning of year	3,989	3,542
Provision for credit loss, net of reversal	1,593	654
Charge-offs	(209)	(105)
Other	(437)	(102)
Allowance for credit loss at end of year	¥ 4,935	¥ 3,989